Commitments and Contingencies - Summary of Exploration Commitments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingencies [Abstract]
Commitments for payments under exploration permits in existence at the reporting date but not recognised as liabilities payable	$ 470,763